Document and Entity Information - USD ($)		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021
Registrant Name		1st FRANKLIN FINANCIAL CORP
Registrant CIK		0000038723
Document Type		10-K
Document Annual Report		true
Document Period End Date		Dec. 31, 2021
Current Fiscal Year End Date		--12-31
Document Transition Report		false
Entity File Number		2-27985
Entity Incorporation, State or Country Code		GA
Entity Tax Identification Number		58-0521233
Entity Address, Address Line One		135 East Tugalo Street
Entity Address, Address Line Two		Post Office Box 880
Entity Address, City or Town		Toccoa
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30577
Entity Address, Address Description		(Address of principal executive offices)
Phone Fax Number Description		Registrant's telephone number, including area code
City Area Code		706
Local Phone Number		886-7571
Entity Well-known Seasoned Issuer		No
Entity Voluntary Filers		No
Entity Current Reporting Status		Yes
Entity Interactive Data Current		Yes
Entity Filer Category		Non-accelerated Filer
Entity Small Business		false
Entity Emerging Growth Company		false
ICFR Auditor Attestation Flag		false
Entity Shell Company		false
Entity Public Float			$ 0
Documents Incorporated by Reference		Portions of the Registrant's Annual Report to security holders for the fiscal year ended December 31, 2021, included as Exhibit 13 hereto, are incorporated by reference into Parts I, II and IV of this Form 10-K.
Amendment Flag		false
Document Fiscal Year Focus		2021
Document Fiscal Period Focus		FY
Auditor Firm ID		34
Auditor Name		Deloitte & Touche LLP
Auditor Location		Atlanta, Georgia
Voting Common Stock
Entity Listing, Par Value Per Share	$ 100
Entity Common Stock, Shares Outstanding	1,700	1,700
Nonvoting Common Stock
Entity Listing, Par Value Per Share	$ 0
Entity Common Stock, Shares Outstanding	168,300	168,300